Schedule of operating lease liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Total		$ 224,822
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total		138,492
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Total		$ 86,330